Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Investments in equity method investees	5,239,242	6,109,240
Equity investments with readily determinable fair values	2,567,268	3,107,266
Equity investments without readily determinable fair values	10,463,304	12,021,518
Investments accounted for at fair values	246,073	490,781
Debt investments	28,471	54,382
	18,544,358	21,783,187